Financial Risk Management (Details) - Schedule of level in fair value hierarchy	Mar. 31, 2022 USD ($)
Financial Risk Management (Details) - Schedule of level in fair value hierarchy [Line Items]
Digital assets	$ 8,438,027
Digital assets payables	6,200,109
Share purchase warrants	6,063,086
Level 1 [Member]
Financial Risk Management (Details) - Schedule of level in fair value hierarchy [Line Items]
Digital assets
Digital assets payables
Share purchase warrants
Level 2 [Member]
Financial Risk Management (Details) - Schedule of level in fair value hierarchy [Line Items]
Digital assets	8,438,027
Digital assets payables
Share purchase warrants
Level 3 [Member]
Financial Risk Management (Details) - Schedule of level in fair value hierarchy [Line Items]
Digital assets
Digital assets payables	6,200,109
Share purchase warrants	$ 6,063,086